Inventories, Net (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Inventories, Net [Abstract]
Inventory write-down	$ 1,488,978	¥ 10,141,277	¥ 5,726,162